Other Income (Expense)	12 Months Ended
Mar. 31, 2018
Analysis Of Income And Expense [Abstract]
Other Income (Expense)
21.	OTHER INCOME (EXPENSE)
		March 31,	March 31,
	Notes	2018	2017

Fair value changes on financial assets	16	$78,172	$5,702
Impairment of product rights	11	(28,000)	-
Fair value increase in BC Tweed Put Liability and Vert Mirabel Put Liability	10(a),13	(21,000)	-
Gain on disposal of consolidated entity	10(c)	8,820	-
Bargain purchase gain	10(iii)	638
Partner expense		(4,995)	-
Gain/loss disposal of property, plant and equipment		(1,181)	-
Increase in fair value of acquisition consideration related liabilities		-	(1,193)
Other expense, net		(1,241)	(651)

Total other income, net		$31,213	$3,858

The partner expense represents a distribution to the Partner of BC Tweed.